Loans Receivable and Allowance for Loan Losses (Composition of Loans Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 503,577	$ 477,229
Deferred fees (net)	(480)	(519)
Loans receivable, net of unearned income	503,097	476,710
Allowance for loan losses	(5,708)	(5,502)	(5,458)	(5,616)
Loans and Leases Receivable, Net Reported Amount	497,389	471,208
Percent of Loans	100.00%	100.00%
Residential Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	158,842	150,043
Allowance for loan losses	(1,441)	(1,797)	(1,257)
Percent of Loans	31.60%	31.40%
Commercial Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	273,144	274,484
Allowance for loan losses	(3,025)	(3,183)	(3,838)
Percent of Loans	54.20%	57.50%
Construction Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	20,551	13,435
Allowance for loan losses	(898)	(119)	(72)
Percent of Loans	4.10%	2.80%
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	35,745	25,113
Allowance for loan losses	(184)	(223)	(147)
Percent of Loans	7.10%	5.30%
Consumer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	15,295	14,154
Allowance for loan losses	$ (160)	$ (180)	$ (144)
Percent of Loans	3.00%	3.00%